Depreciation Amortization and Impairment - Schedule of Depreciation Amortization and Impairment (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Depreciation Amortisation And Impairment Expense [Abstract]
Depreciation*	[1]									$ 9,347	$ 3,895	$ 4,357
Amortization										24,335	22,922	25,481
Impairment of intangible assets												2,874
Total		$ 8,471	$ 8,492	$ 8,547	$ 8,172	$ 6,903	$ 6,586	$ 6,610	$ 6,718	$ 33,682	$ 26,817	$ 32,712

[1]	Upon adoption of IFRS 16, the Group has recognised depreciation on right-of-use assets and interest on lease liabilities instead of rent expense on leasehold properties. (refer note 4,15,17 and 19)